Schedule H, Line 4i—Schedule of Assets (Held at End of Year) (Details) - EBP 002 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) loan shares	Dec. 31, 2024 loan
Schedule H, Line 4i [Line Items]
Notes receivable from participants	$ 102,457,294
Total	$ 11,428,550,902
Number of loans outstanding from participants | loan	10,635	10,303
Maximum repayment period for non-home loans for notes receivable from participants (in years)	5 years
Maximum repayment period for home loans for notes receivable from participants (in years)	20 years
Mutual funds [Member]
Schedule H, Line 4i [Line Items]
Current value	$ 5,854,511,876
Collective/common trust funds [Member]
Schedule H, Line 4i [Line Items]
Current value	3,966,192,362
Synthetic GICs [Member]
Schedule H, Line 4i [Line Items]
Current value	558,208,215
Total Lincoln Financial Group, BVW0010G [Member]
Schedule H, Line 4i [Line Items]
Current value	141,549,415
Total Met Tower Life, 39873 [Member]
Schedule H, Line 4i [Line Items]
Current value	132,615,291
Total The Prudential Insurance Company of America, GA-63058 [Member]
Schedule H, Line 4i [Line Items]
Current value	142,434,519
Total Voya Retirement Insurance and Annuity Company, MCA-60441 [Member]
Schedule H, Line 4i [Line Items]
Current value	$ 141,608,990
Minimum [Member]
Schedule H, Line 4i [Line Items]
Interest rates on notes receivable from participants	4.25%
Maximum [Member]
Schedule H, Line 4i [Line Items]
Interest rates on notes receivable from participants	9.50%
Investment, Identifier [Axis]: 2025 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | Lincoln Financial Group, BVW0010G
Schedule H, Line 4i [Line Items]
Rate	2.79%
Number of shares/units (in shares) | shares	1,400,193
Current value	$ 1,400,193
Investment, Identifier [Axis]: 2025 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | Met Tower Life, 39873
Schedule H, Line 4i [Line Items]
Rate	2.89%
Number of shares/units (in shares) | shares	1,345,107
Current value	$ 1,345,107
Investment, Identifier [Axis]: 2025 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | The Prudential Insurance Company of America, GA-63058
Schedule H, Line 4i [Line Items]
Rate	3.29%
Number of shares/units (in shares) | shares	1,292,964
Current value	$ 1,292,964
Investment, Identifier [Axis]: 2025 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | Voya Retirement Insurance and Annuity Company, MCA-60441
Schedule H, Line 4i [Line Items]
Rate	2.94%
Number of shares/units (in shares) | shares	479,768
Current value	$ 479,768
Investment, Identifier [Axis]: 2026 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | Lincoln Financial Group, BVW0010G
Schedule H, Line 4i [Line Items]
Rate	2.79%
Number of shares/units (in shares) | shares	16,950,159
Current value	$ 16,950,159
Investment, Identifier [Axis]: 2026 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | Met Tower Life, 39873
Schedule H, Line 4i [Line Items]
Rate	2.89%
Number of shares/units (in shares) | shares	15,991,010
Current value	$ 15,991,010
Investment, Identifier [Axis]: 2026 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | The Prudential Insurance Company of America, GA-63058
Schedule H, Line 4i [Line Items]
Rate	3.29%
Number of shares/units (in shares) | shares	15,395,849
Current value	$ 15,395,849
Investment, Identifier [Axis]: 2026 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | Voya Retirement Insurance and Annuity Company, MCA-60441
Schedule H, Line 4i [Line Items]
Rate	2.94%
Number of shares/units (in shares) | shares	9,443,855
Current value	$ 9,443,855
Investment, Identifier [Axis]: 2027 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | Lincoln Financial Group, BVW0010G
Schedule H, Line 4i [Line Items]
Rate	2.79%
Number of shares/units (in shares) | shares	16,948,941
Current value	$ 16,948,941
Investment, Identifier [Axis]: 2027 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | Met Tower Life, 39873
Schedule H, Line 4i [Line Items]
Rate	2.89%
Number of shares/units (in shares) | shares	16,012,274
Current value	$ 16,012,274
Investment, Identifier [Axis]: 2027 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | The Prudential Insurance Company of America, GA-63058
Schedule H, Line 4i [Line Items]
Rate	3.29%
Number of shares/units (in shares) | shares	15,402,037
Current value	$ 15,402,037
Investment, Identifier [Axis]: 2027 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | Voya Retirement Insurance and Annuity Company, MCA-60441
Schedule H, Line 4i [Line Items]
Rate	2.94%
Number of shares/units (in shares) | shares	9,421,463
Current value	$ 9,421,463
Investment, Identifier [Axis]: 2028 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | Lincoln Financial Group, BVW0010G
Schedule H, Line 4i [Line Items]
Rate	2.79%
Number of shares/units (in shares) | shares	16,946,453
Current value	$ 16,946,453
Investment, Identifier [Axis]: 2028 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | Met Tower Life, 39873
Schedule H, Line 4i [Line Items]
Rate	2.89%
Number of shares/units (in shares) | shares	16,016,384
Current value	$ 16,016,384
Investment, Identifier [Axis]: 2028 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | The Prudential Insurance Company of America, GA-63058
Schedule H, Line 4i [Line Items]
Rate	3.29%
Number of shares/units (in shares) | shares	15,415,386
Current value	$ 15,415,386
Investment, Identifier [Axis]: 2028 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | Voya Retirement Insurance and Annuity Company, MCA-60441
Schedule H, Line 4i [Line Items]
Rate	2.94%
Number of shares/units (in shares) | shares	9,446,909
Current value	$ 9,446,909
Investment, Identifier [Axis]: 2029 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | Lincoln Financial Group, BVW0010G
Schedule H, Line 4i [Line Items]
Rate	2.79%
Number of shares/units (in shares) | shares	14,018,470
Current value	$ 14,018,470
Investment, Identifier [Axis]: 2029 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | Met Tower Life, 39873
Schedule H, Line 4i [Line Items]
Rate	2.89%
Number of shares/units (in shares) | shares	13,532,504
Current value	$ 13,532,504
Investment, Identifier [Axis]: 2029 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | The Prudential Insurance Company of America, GA-63058
Schedule H, Line 4i [Line Items]
Rate	3.29%
Number of shares/units (in shares) | shares	13,070,394
Current value	$ 13,070,394
Investment, Identifier [Axis]: 2029 Term Fund | Fully Benefit-Responsive Investments with Financial Institutions | Voya Retirement Insurance and Annuity Company, MCA-60441
Schedule H, Line 4i [Line Items]
Rate	2.94%
Number of shares/units (in shares) | shares	8,283,179
Current value	$ 8,283,179
Investment, Identifier [Axis]: Collective/Common Trust Funds | State Street Emerging Markets Index Non-Lending Series Fund — Class A
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	3,393,026
Current value	$ 165,644,146
Investment, Identifier [Axis]: Collective/Common Trust Funds | State Street World ex. U.S. Index Non-Lending Series Fund — Class A
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	18,765,927
Current value	$ 485,305,640
Investment, Identifier [Axis]: Collective/Common Trust Funds | Vanguard Target Retirement 2020 Trust Select
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	1,419,330
Current value	$ 80,759,876
Investment, Identifier [Axis]: Collective/Common Trust Funds | Vanguard Target Retirement 2025 Trust Select
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	4,700,346
Current value	$ 292,643,529
Investment, Identifier [Axis]: Collective/Common Trust Funds | Vanguard Target Retirement 2030 Trust Select
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	5,901,452
Current value	$ 392,210,513
Investment, Identifier [Axis]: Collective/Common Trust Funds | Vanguard Target Retirement 2035 Trust Select
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	6,720,728
Current value	$ 475,155,448
Investment, Identifier [Axis]: Collective/Common Trust Funds | Vanguard Target Retirement 2040 Trust Select
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	4,841,088
Current value	$ 362,791,146
Investment, Identifier [Axis]: Collective/Common Trust Funds | Vanguard Target Retirement 2045 Trust Select
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	7,341,014
Current value	$ 580,600,820
Investment, Identifier [Axis]: Collective/Common Trust Funds | Vanguard Target Retirement 2050 Trust Select
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	5,978,315
Current value	$ 485,618,548
Investment, Identifier [Axis]: Collective/Common Trust Funds | Vanguard Target Retirement 2055 Trust Select
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	4,618,083
Current value	$ 374,942,127
Investment, Identifier [Axis]: Collective/Common Trust Funds | Vanguard Target Retirement 2060 Trust Select
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	1,581,723
Current value	$ 128,625,705
Investment, Identifier [Axis]: Collective/Common Trust Funds | Vanguard Target Retirement 2065 Trust Select
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	1,184,567
Current value	$ 57,866,091
Investment, Identifier [Axis]: Collective/Common Trust Funds | Vanguard Target Retirement 2070 Trust Select
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	169,876
Current value	$ 5,053,819
Investment, Identifier [Axis]: Collective/Common Trust Funds | Vanguard Target Retirement Income Trust Select
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	1,576,661
Current value	$ 78,974,954
Investment, Identifier [Axis]: Common Stock | The Travelers Companies, Inc.
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	1,611,527
Current value	$ 467,439,522
Investment, Identifier [Axis]: Fidelity BrokerageLink Investments
Schedule H, Line 4i [Line Items]
Current value	$ 458,679,562
Investment, Identifier [Axis]: IR+M — Int G/C Travelers | Fully Benefit-Responsive Investments with Financial Institutions | Met Tower Life, 39873
Schedule H, Line 4i [Line Items]
Rate	2.89%
Number of shares/units (in shares) | shares	21,131,888
Current value	$ 21,131,888
Investment, Identifier [Axis]: IR+M — Int G/C Travelers | Fully Benefit-Responsive Investments with Financial Institutions | Voya Retirement Insurance and Annuity Company, MCA-60441
Schedule H, Line 4i [Line Items]
Rate	2.94%
Number of shares/units (in shares) | shares	104,533,816
Current value	$ 104,533,816
Investment, Identifier [Axis]: Intermediate Core Fund | Fully Benefit-Responsive Investments with Financial Institutions | Lincoln Financial Group, BVW0010G
Schedule H, Line 4i [Line Items]
Rate	2.79%
Number of shares/units (in shares) | shares	5,532,745
Current value	$ 75,285,199
Investment, Identifier [Axis]: Intermediate Core Fund | Fully Benefit-Responsive Investments with Financial Institutions | Met Tower Life, 39873
Schedule H, Line 4i [Line Items]
Rate	2.89%
Number of shares/units (in shares) | shares	3,570,617
Current value	$ 48,586,124
Investment, Identifier [Axis]: Loomis Sayles Intermediate Gov/Credit Fund | Fully Benefit-Responsive Investments with Financial Institutions | The Prudential Insurance Company of America, GA-63058
Schedule H, Line 4i [Line Items]
Rate	3.29%
Number of shares/units (in shares) | shares	81,857,889
Current value	$ 81,857,889
Investment, Identifier [Axis]: Mutual Funds | American Funds EuroPacific Growth Fund — Class R6
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	3,380,185
Current value	$ 204,771,608
Investment, Identifier [Axis]: Mutual Funds | American Funds The Bond Fund of America Class R-6
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	8,900,119
Current value	$ 101,906,362
Investment, Identifier [Axis]: Mutual Funds | Fidelity Mid-Cap Index Fund
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	6,075,089
Current value	$ 224,353,050
Investment, Identifier [Axis]: Mutual Funds | Fidelity Puritan K6 Fund
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	10,851,390
Current value	$ 187,294,996
Investment, Identifier [Axis]: Mutual Funds | Fidelity Small-Cap Growth K6 Fund
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	7,365,960
Current value	$ 142,310,347
Investment, Identifier [Axis]: Mutual Funds | Fidelity Small-Cap Index Fund
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	5,473,975
Current value	$ 169,310,054
Investment, Identifier [Axis]: Mutual Funds | JPMorgan Equity Income Fund — Class R6
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	9,772,459
Current value	$ 241,868,370
Investment, Identifier [Axis]: Mutual Funds | JPMorgan Large Cap Growth Fund — Class R6
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	12,689,378
Current value	$ 1,096,869,837
Investment, Identifier [Axis]: Mutual Funds | Janus Henderson Enterprise Fund — Class N
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	2,060,117
Current value	$ 297,274,865
Investment, Identifier [Axis]: Mutual Funds | Neuberger Berman Genesis Fund — Class R6
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	2,367,930
Current value	$ 127,252,575
Investment, Identifier [Axis]: Mutual Funds | Vanguard Institutional Index Fund — Plus Shares
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	3,864,244
Current value	$ 2,133,333,321
Investment, Identifier [Axis]: Mutual Funds | Vanguard Mid-Cap Value Index Fund — Admiral Shares
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	1,109,891
Current value	$ 101,943,461
Investment, Identifier [Axis]: Mutual Funds | Vanguard Small-Cap Value Index Fund — Institutional Shares
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	1,309,216
Current value	$ 66,612,894
Investment, Identifier [Axis]: Mutual Funds | Vanguard Total Bond Market Index Fund — Institutional Plus Shares
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	60,692,728
Current value	$ 592,967,955
Investment, Identifier [Axis]: Mutual Funds | Vanguard U.S. Treasury Money Market Fund — Investor Shares
Schedule H, Line 4i [Line Items]
Number of shares/units (in shares) | shares	166,442,181
Current value	$ 166,442,181
Investment, Identifier [Axis]: Short-Term Investments | Fidelity Management Trust Company, Institutional Cash Portfolio, MM Fund Class 1 Shares
Schedule H, Line 4i [Line Items]
Rate	3.64%
Current value	$ 21,062,071